ATSF Letterhead




March 5, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  AEGON/Transamerica Series Fund, Inc.
       1933 Act File No.: 33-507

Filer CIK No.  0000778207

Dear Sir/Madam:

Pursuant to Rule 497(e) on behalf of the above-referenced
Registrant, attached for electronic filing is one Supplement to the Registrant's Prospectus, as supplemented February 28, 2002.

Please do not hesitate to contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.

			Sincerely,


			/s/ John K. Carter
John K. Carter, Esq.
Vice President, Secretary
& General Counsel


Attachment

cc:	Catherine S. Wooledge, Esq.